Crypto assets (Details) - Exascale Labs Inc [Member]	12 Months Ended
	Jun. 30, 2026 USD ($)
U S D T [Member]
Crypto Asset, Holding [Line Items]
Beginning balance
Additions	991,601	[1]
Disposals - sold for US dollars	(596,852)
Disposals	(394,749)	[2]
Ending balance
U S D C [Member]
Crypto Asset, Holding [Line Items]
Beginning balance
Additions	6,275,251	[1]
Disposals - sold for US dollars	(809,669)
Disposals	(3,304,836)	[2]
Ending balance	$ 2,160,746

[1]	The Company acquired a total of 991,601 USDT at a cost of $991,601 from revenues and other current assets. The Company acquired a total of 6,275,251 USDC at a cost of $ 6,275,251 from revenues, USDC rewards, other current assets and investment proceeds from SAFEs.
[2]	The Company uses digital assets and USDC to settle professional services fees and other expenditures, and any digital assets held may be converted into USDC, as needed.